FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Available for sale securities	$ 73,656	$ 76,925
Interest rate/currency swap contracts - long term receivables	3,294	16,633
Total assets	76,950	93,558
Liabilities:
Floating rate NOK bonds due 2014		72,032
Floating rate NOK bonds due 2017	75,210	93,752
Floating Rate NOK Bonds due 2019	108,542
Swap Contracts, Short Term Payable, Fair Value Disclosure	517
Interest rate/ currency swap contracts – long-term payables	106,679	56,490
Total liabilities	750,886	717,875
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	49,913	56,379
Total assets	49,913	56,379
Liabilities:
Floating rate NOK bonds due 2014		72,032
Floating rate NOK bonds due 2017	75,210	93,752
Floating Rate NOK Bonds due 2019	108,542
Total liabilities	643,690	655,680
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables	3,294	16,633
Total assets	3,294	16,633
Liabilities:
Swap Contracts, Short Term Payable, Fair Value Disclosure	517	5,705
Interest rate/ currency swap contracts – long-term payables	106,679	56,490
Total liabilities	107,196	62,195
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	23,743	20,546
Total assets	23,743	20,546
Liabilities:
Total liabilities	0	0
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Unsecured convertible bonds	124,375	130,589
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	124,375	130,589
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	335,563
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	335,563	359,307
Estimate of Fair Value Measurement [Member]
Assets:
Available for sale securities	73,656	76,925
Interest rate/currency swap contracts - long term receivables	3,294	16,633
Liabilities:
Floating rate NOK bonds due 2014	0	72,032
Floating rate NOK bonds due 2017	75,210	93,752
Floating Rate NOK Bonds due 2019	108,542	0
Interest rate/ currency swap contracts – short-term payables	517	5,705
Interest rate/ currency swap contracts – long-term payables	106,679	56,490
Estimate of Fair Value Measurement [Member] | 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Unsecured convertible bonds	124,375	130,589
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	$ 335,563	$ 359,307